Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of December 31,
	2025	2024
Accounts receivable	$238,973	$7,152
Less: allowance for expected credit loss	—	—
Accounts receivable, net	$238,973	$7,152